Operating segments	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Operating segments
8.	Operating segments

(a)	Segment information

The	general descriptions by operating segments as of December 31, 2024 are as follows:

Segment	Description
Banking	Credit to customers, lending to and receiving deposits from customers, and its accompanying work

Credit card	Sales of credit cards, cash services, card loan services, installment financing, lease and its accompanying work

Securities	Securities trading, consignment trading, underwriting and its accompanying work

Insurance	Life insurance business, Non-Life insurance business and its accompanying work

Credit	Facility rental, new technology business financing, others and its accompanying work

Others	Business segments that do not belong to the above segments, such as real estate trust, investment advisory services, venture business investment and other remaining business

(b)	The following tables provide information of income and expense for each operating segment for the years ended December 31, 2022, 2023 and 2024:

	2022
	Banking		Credit card	Securities	Life insurance	Credit	Others	Consolidation adjustment	Total
Net interest income	~~W~~	8,358,526	1,798,005	428,420	(124,453)	260,011	153,214	(276,870)	10,596,853
Net fees and commission income (expense)		801,109	702,392	484,632	(4,348)	30,587	398,854	316	2,413,542
Reversal of (provision for) credit loss allowance		(621,690)	(560,264)	546	(16,459)	(19,803)	(72,857)	(1,286)	(1,291,813)
General and administrative expenses		(3,761,767)	(777,496)	(690,539)	(166,255)	(80,320)	(390,419)	222,636	(5,644,160)
Other income (expense), net		(715,837)	(283,011)	(102,084)	850,708	158,560	84,214	(161,408)	(168,858)
Operating income (expense)		4,060,341	879,626	120,975	539,193	349,035	173,006	(216,612)	5,905,564
Equity method income (loss)		22,301	7,115	70,270	4,221	54,937	(735)	(36,412)	121,697
Income tax expense		1,030,445	227,769	145,301	83,514	98,468	35,006	(9,391)	1,611,112

Profit for the year	~~W~~	2,974,716	738,391	412,339	439,850	303,275	142,872	(255,929)	4,755,514

Controlling interest	~~W~~	2,973,996	735,204	412,496	439,850	303,275	142,872	(342,050)	4,665,643
Non-controlling interests		720	3,187	(157)	—	—	—	86,121	89,871

	2023
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment	Total
Net interest income	~~W~~	8,548,138	1,895,298	443,676	(198,785)	248,804	125,238	(244,447)	10,817,922
Net fees and commission income (expense)		748,044	968,665	500,441	(3,210)	17,463	391,122	24,681	2,647,206
Reversal of (provision for) credit loss allowance		(914,848)	(883,956)	(152,146)	(16,116)	(177,912)	(99,203)	(322)	(2,244,503)
General and administrative expenses		(3,876,485)	(778,564)	(720,835)	(218,820)	(80,106)	(403,395)	182,868	(5,895,337)
Other income (expense), net		(495,331)	(267,959)	181,927	1,087,789	335,205	327,511	(393,580)	775,562
Operating income (expense)		4,009,518	933,484	253,063	650,858	343,454	341,273	(430,800)	6,100,850
Equity method income (loss)		8,556	(2,831)	93	(302)	66,918	664	51,990	125,088
Income tax expense		936,472	218,332	36,239	167,417	89,849	81,695	(43,044)	1,486,960

Profit for the year	~~W~~	2,969,829	725,171	100,840	464,617	304,024	243,928	(330,409)	4,478,000

Controlling interest	~~W~~	2,969,519	723,845	100,915	464,617	304,024	243,928	(438,813)	4,368,035
Non-controlling interests		310	1,326	(75)	—	—	—	108,404	109,965

	2024
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment	Total
Net interest income	~~W~~	8,988,515	1,931,171	573,375	(135,352)	143,672	92,600	(191,679)	11,402,302
Net fees and commission income (expense)		867,909	934,519	535,910	(4,380)	17,442	336,957	26,517	2,714,874
Provision for credit loss allowance		(425,429)	(917,239)	(136,466)	(6,237)	(151,258)	(375,991)	(654)	(2,013,274)
General and administrative expenses		(3,983,172)	(855,125)	(786,141)	(201,994)	(65,273)	(437,691)	213,156	(6,116,240)
Other income (expense), net		(507,922)	(215,670)	95,227	1,055,611	177,677	548,614	(682,529)	471,008
Operating income (expense)		4,939,901	877,656	281,905	707,648	122,260	164,489	(635,189)	6,458,670
Equity method income (loss)		9,856	(4,053)	(558)	(894)	25,148	(5,453)	(47,868)	(23,822)
Income tax expense		1,040,924	224,731	54,238	193,041	27,044	52,899	(121,955)	1,470,922

Profit for the year	~~W~~	3,610,084	671,506	179,160	510,998	116,948	(124,845)	(405,681)	4,558,170

Controlling interest	~~W~~	3,609,620	668,392	179,157	510,998	116,948	(124,845)	(510,093)	4,450,177
Non-controlling interests		464	3,114	3	—	—	—	104,412	107,993

(c)	Interest gains and losses from segment external customers and cross-sector interest gains and losses for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment (*)	Total
Net interest income from:
External customers (*)	~~W~~	8,366,892	1,857,351	442,554	(127,840)	269,230	71,561	(282,895)	10,596,853
Internal transactions		(8,366)	(59,346)	(14,134)	3,387	(9,219)	81,653	6,025	—

	~~W~~	8,358,526	1,798,005	428,420	(124,453)	260,011	153,214	(276,870)	10,596,853

	2023
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment (*)	Total
Net interest income from:
External customers (*)	~~W~~	8,557,545	1,961,035	449,835	(208,812)	265,943	36,700	(244,324)	10,817,922
Internal transactions		(9,407)	(65,737)	(6,159)	10,027	(17,139)	88,538	(123)	—

	~~W~~	8,548,138	1,895,298	443,676	(198,785)	248,804	125,238	(244,447)	10,817,922

	2024
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment (*)	Total
Net interest income from:
External customers (*)	~~W~~	8,987,390	1,997,334	596,982	(129,874)	170,737	1,207	(221,474)	11,402,302
Internal transactions		1,125	(66,163)	(23,607)	(5,478)	(27,065)	91,393	29,795	—

	~~W~~	8,988,515	1,931,171	573,375	(135,352)	143,672	92,600	(191,679)	11,402,302

(*)	Consolidated adjustment to net interest income from external customers is from the securities and others which were measured in fair values as a part of business combination accounting.

(d)	The following tables provide information of net fees and commission income (expense) of each operating segment for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	844,894	734,900	494,829	8,648	26,737	303,534	—	2,413,542
Internal transactions		(43,785)	(32,508)	(10,197)	(12,996)	3,850	95,320	316	—

	~~W~~	801,109	702,392	484,632	(4,348)	30,587	398,854	316	2,413,542

	2023
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	794,021	1,019,262	507,109	2,151	14,917	309,746	—	2,647,206
Internal transactions		(45,977)	(50,597)	(6,668)	(5,361)	2,546	81,376	24,681	—

	~~W~~	748,044	968,665	500,441	(3,210)	17,463	391,122	24,681	2,647,206

	2024
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	911,057	984,884	541,673	3,561	15,910	257,789	—	2,714,874
Internal transactions		(43,148)	(50,365)	(5,763)	(7,941)	1,532	79,168	26,517	—

	~~W~~	867,909	934,519	535,910	(4,380)	17,442	336,957	26,517	2,714,874

(e)	Financial information of geographical area
The following table provides information of income from external consumers by geographical area for the years ended December 31, 2022, 2023 and 2024.

	2022		2023	2024
Domestic	~~W~~	5,064,891	5,088,487	5,180,020
Overseas (*)		840,673	1,012,363	1,278,650

	~~W~~	5,905,564	6,100,850	6,458,670

(*)
Vietnam and Japan are the countries where the related income from external customers are material. As of December 31, 2022, 2023, and 2024, operating income recognized for Vietnam amounted to
~~W~~
265,825 million and
~~W~~
275,581 million and
~~W~~
332,717 million, respectively. For Japan, it amounted to
~~W~~
162,428 million and
~~W~~
187,466 million and
~~W~~
218,393 million, respectively.

The following table provides information of
non-current
assets by geographical area as of December 31, 2023 and 2024.

	2023		2024
Domestic	~~W~~	10,142,257	10,185,952
Overseas		305,799	419,469

	~~W~~	10,448,056	10,605,421

(*)	Non-current assets comprise property and equipment, intangible assets and investment properties.